Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Revenues	$ 2,659,941	$ 1,984,219	$ 2,959,077
Company-operated restaurant expenses:
Food and paper	(899,077)	(677,087)	(1,007,584)
Payroll and employee benefits	(482,608)	(413,074)	(567,653)
Occupancy and other operating expenses	(772,169)	(624,154)	(799,633)
Royalty fees	(131,401)	(110,957)	(155,388)
Franchised restaurants – occupancy expenses	(50,627)	(43,512)	(61,278)
General and administrative expenses	(210,909)	(171,382)	(212,515)
Other operating income (expenses), net	26,369	(10,807)	4,910
Total operating costs and expenses	(2,520,422)	(2,050,973)	(2,799,141)
Operating income (loss)	139,519	(66,754)	159,936
Net interest expense	(49,546)	(59,068)	(52,079)
(Loss) gain from derivative instruments	(5,183)	(2,297)	439
Gain from securities	0	25,676	0
Foreign currency exchange results	(9,189)	(31,707)	12,754
Other non-operating income (expenses), net	2,185	2,296	(2,097)
Income (loss) before income taxes	77,786	(131,854)	118,953
Income tax expense	(31,933)	(17,532)	(38,837)
Net income (loss)	45,853	(149,386)	80,116
Less: Net income attributable to non-controlling interests	(367)	(65)	(220)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$ 45,486	$ (149,451)	$ 79,896
Eearnings per share information:
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.22	$ (0.72)	$ 0.39
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.22	$ (0.72)	$ 0.38
Sales by Company-operated restaurants
REVENUES
Revenues	$ 2,543,907	$ 1,894,618	$ 2,812,287
Revenues from franchised restaurants
REVENUES
Revenues	$ 116,034	$ 89,601	$ 146,790